Provision for Site Reclamation and Closure (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Provision For Site Reclamation And Closure [Abstract]
Summary of Detailed Information about Provision for Site Reclamation and Closure
Balance at January 1, 2018	$4,101
Addition of Florida Canyon Mine at the Closing Date	30,227
Accretion of discounted cash flows	876
Change in estimated cash flows and assumptions	2,426
Balance at December 31, 2018	$37,630
Accretion of discounted cash flows	1,250
Change in estimated cash flows and assumptions	(3,240)
Balance at December 31, 2019	$35,640